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                                    FORM 13F

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

            Check here if Amendment [ ]; Amendment Number: _________

                       This Amendment (Check only one.):

                             [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180

         Dallas, Texas 75219

Form 13F File Number: 28-11321

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond

Title: Member

Phone: (214) 871-8680

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
-----------------------------------------------
(Signature)

Dallas, Texas
City, State)

August 8, 2011
(Date)

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:
 0

Form 13F Information Table Entry Total:

 53

Form 13F Information Table Value Total:

$644,598 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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
             COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- ---------------- --------- --------- ------------------ ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER                OF CLASS       CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ---------------- --------- --------- --------- --- ---- ---------- -------- ------- ------ ----
Apache Corp                         PFD CONV SER D   037411808    6,809    104,000 SH       SOLE                 104000
Apache Corp                         COM              037411105      123      1,000 SH       SOLE                   1000
Approach Resources Inc              COM              03834A103    7,978    352,000 SH       SOLE                 352000
Baker Hughes Inc                    COM              057224107      255      4,000 SH       SOLE                   4000
Carrizo Oil & Co                    COM              144577103    6,054    145,000 SH       SOLE                 145000
Complete Production Services        COM              20453E109      264      8,000 SH       SOLE                   8000
ConocoPhillips                      COM              20825C104      332      4,000 SH       SOLE                   4000
Copano Energy LLC                   COM UNITS        217202100   95,318  2,785,000 SH       SOLE                2785000
CREDO Pete Corp                     COM PAR $0.10    225439207    6,437    687,000 SH       SOLE                 687000
Crosstex Energy Inc.                COM              22765Y104      888     75,000 SH       SOLE                  75000
Crosstex Energy LP                  COM              22765U102   17,715    976,000 SH       SOLE                 976000
DCP Midstream Partners LP           COM UT LTD PTN   23311P100      941     23,000 SH       SOLE                  23000
Devon Energy Corp                   COM              25179M103      195      2,000 SH       SOLE                   2000
Eagle Rock Energy Partners LP       UNIT             26985R104   58,242  5,252,000 SH       SOLE                5252000
Eagle Rock Energy Partners Equity
 Warrants                           W EXP 05/15/2012 26985R120    3,675    735,000 SH       SOLE                 735000
El Paso Pipeline Partners LP        COM UNIT LPI     283702108    2,164     62,000 SH       SOLE                  62000
Energy Transfer Equity LP           COM UT LTD PTN   29273V100      998     22,000 SH       SOLE                  22000
Energy Transfer Partners LP         UNIT LTD PARTN   29273R109      269      6,000 SH       SOLE                   6000
Enterprise Products Partners, LP    COM              293792107    2,577     60,000 SH       SOLE                  60000
EOG Resources Inc                   COM              26875P101      230      2,000 SH       SOLE                   2000
EV Energy Partners LP Com Stock     COM              26926V107   16,869    316,000 SH       SOLE                 316000
Genesis Energy LP                   UNIT LTD PARTN   371927104   28,206  1,035,000 SH       SOLE                1035000

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
             COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- ---------------- --------- --------- ------------------ ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER                OF CLASS       CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ---------------- --------- --------- --------- --- ---- ---------- -------- ------- ------ ----
Golar Lng Partners LP               COM UNIT LPI     Y2745C102    2,052     72,000 SH       SOLE                  72000
Golar Lng Ltd                       SHS              G9456A100    6,664    191,000 SH       SOLE                 191000
Halliburton                         COM              406216101      254      5,000 SH       SOLE                   5000
Legacy Reserves LP                  UNIT LP INT      524707304   24,963    841,000 SH       SOLE                 841000
Linn Energy LLC                     UNIT LTD LIAB    536020100   91,230  2,335,000 SH       SOLE                2335000
MV Oil Trust                        TR UNITS         553859109      391      9,000 SH       SOLE                   9000
National Oil Well Varco Inc         COM              637071101      235      3,000 SH       SOLE                   3000
Noble Energy Inc                    COM              655044105      233      3,000 SH       SOLE                   3000
NuStar Energy, LP                   UNIT COM         67058H102    2,290     35,000 SH       SOLE                  35000
Nustar GP Holdings LLC              UNIT COM         67059L102      806     22,000 SH       SOLE                  22000
Occidental Pete Corp                COM              674599105      323      3,000 SH       SOLE                   3000
ONEOK Partners LP                   UNIT LTD PARTN   68268N103    1,629     19,000 SH       SOLE                  19000
PAA Natural Gas Storage LP          COM UNIT LTD     693139107   18,093    798,000 SH       SOLE                 798000
Plains All American Pipeline LP     UNIT LTD PARTN   726503105   42,377    662,000 SH       SOLE                 662000
Proshares TR Ultrashort S&P 500     PSHS ULSHT SP500 74347R883    2,642    128,000 SH       SOLE                 128000
Regency Energy Partners, LP         COM UNITS LP     75885Y107      994     38,000 SH       SOLE                  38000
Rosetta Resources Inc Com Stock     COM              777779307    5,979    116,000 SH       SOLE                 116000
Sandridge Energy Inc Com Stock      COM              80007P307    4,901    460,000 SH       SOLE                 460000
Schlumberger Ltd.                   COM              806857108      209      2,000 SH       SOLE                   2000
Sunoco Logistics Partners LP        COM UNITS        86764L108      899     10,000 SH       SOLE                  10000
Targa Resources Corp.               COM              87612G101    6,956    208,000 SH       SOLE                 208000
Targa Res Partners, LP              COM UNIT         87611X105   24,785    696,000 SH       SOLE                 696000
Tesoro Logistics LP                 COM UNIT LP      88160T107    4,870    200,000 SH       SOLE                 200000
Transatlantic Petroleum Ltd         SHS              G89982105    9,617  5,657,000 SH       SOLE                5657000

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
             COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- ---------------- --------- --------- ------------------ ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER                OF CLASS       CUSIP   (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ---------------- --------- --------- --------- --- ---- ---------- -------- ------- ------ ----
United States Natural Gas           UNIT NEW          91238110   22,040  2,000,000 SH  PUT  SOLE                2000000
Venoco Inc                          COM              92275P307    3,303    259,000 SH       SOLE                 259000
Weatherford Intl Ltd                REG SHS          H27013103      165      9,000 SH       SOLE                   9000
Western Gas Partners LP             COM UNIT LP IN   958254104   54,290  1,528,000 SH       SOLE                1528000
Whiting Petroleum Corp Com          COM              966387102    1,138     20,000 SH       SOLE                  20000
Williams Clayton Energy Inc Com Stk COM              969490101    3,003     50,000 SH       SOLE                  50000
Williams Partners LP                COM UNIT LP      96950F104   50,728    936,000 SH       SOLE                 936000